ORGANIZATION, OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
ORGANIZATION, OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)
Schedule of antidilutive securities
	March 31,	March 31,
	2026	2025
Stock options	1,210	1,323
Restricted stock units	-	90
Warrants	4,017,738	1,229,924
Convertible instruments	2	2
Total dilutive securities	4,018,950	1,231,339

	December 31,	December 31,
	2025	2024
Stock options	1,210	1,323
Restricted stock units	-	90
Warrants	4,938,062	1,563,182
Convertible instruments	2	1
Total dilutive securities	4,939,274	1,564,596